CONSOLIDATED STATEMENTS OF EQUITY - CAD ($) $ in Millions	Capital stock	Contributed surplus	Deficit	Accumulated other comprehensive loss	Equity attributable to non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2014	$ 4,116.1	$ 1.3	$ (2,273.4)	$ (84.6)	$ 125.9	$ 1,885.3
Net income (loss)			207.6		(20.2)	187.4
Other comprehensive income (loss)				(51.4)	(1.0)	(52.4)
Dividends			(75.0)		(0.2)	(75.2)
Reduction of paid-up capital	(25.0)					(25.0)
Repurchase of shares	(289.7)		(210.5)			(500.2)
Issuance of shares of a subsidiary to non-controlling interests (note 11)					12.1	12.1
Non-controlling interests and business acquisitions (note 11)			16.5		(15.7)	0.8
Equity at end of period at Dec. 31, 2015	3,801.4	1.3	(2,334.8)	(136.0)	100.9	1,432.8
Net income (loss)			352.0		(12.6)	339.4
Other comprehensive income (loss)				6.5	2.7	9.2
Dividends					(0.2)	(0.2)
Reduction of paid-up capital	(100.0)					(100.0)
Equity at end of period at Dec. 31, 2016	3,701.4	1.3	(1,982.8)	(129.5)	90.8	1,681.2
Net income (loss)			740.2		(4.8)	735.4
Other comprehensive income (loss)				69.1	0.3	69.4
Dividends			(50.0)			(50.0)
Reduction of paid-up capital	(50.0)					(50.0)
Repurchase of shares	(20.6)		(23.3)			(43.9)
Equity at end of period at Dec. 31, 2017	$ 3,630.8	$ 1.3	$ (1,315.9)	$ (60.4)	$ 86.3	$ 2,342.1